Warrants (Details Narrative 5)	0 Months Ended				1 Months Ended	0 Months Ended
	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Aug. 02, 2012 The Advisory and Consulting Warrants Subsequent Event
Class of Warrant or Right [Line Items]
Number of warrants granted	2,750,000	3,000,000		1,000,000	200,000
Expiration period					5 years
Exercise price (in dollars per unit)				0.60	0.6
Common stock issued upon the cashless exercise of warrants, Shares	2,400,000	2,636,804	455,000			170,000